Long Term Loans - Summary of Long-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	$ 0	$ 0	$ (1,600)
Non-current portion of non-current borrowings	1,600	$ 58	0
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	1,600		1,600
Less: Current portion	0		(1,600)
Non-current portion of non-current borrowings	$ 1,600		$ 0
Long-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	0.89%	0.89%	0.72%